Madison Mosaic Funds Legal & Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
480/443-9537

March 1, 2011

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549
RE:  Madison Mosaic Equity Trust
     File No. 811-3615
    Form N-CSR Filing

Dear Sir/Madam:

Filed electronically herein in html format is the registrant's certified financial statement, the additional matters required by Form N-CSR and the applicable certifications and other attachments to the form.

If you have any questions, please call me at the number above or our General Counsel, Pamela M. Krill, at 608-216-9147.

Respectfully submitted,

(signature)

W. Richard Mason
Chief Compliance Officer
Enclosures